Net Fee and Commission Income - Summary of Net Fee and Commission Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Fee and commission income from:
Loans	¥ 160,758	¥ 145,078	¥ 128,583
Credit card business	432,983	380,345	333,109
Guarantees	82,323	71,612	66,199
Securities-related business	196,019	119,403	169,719
Deposits	18,437	18,230	16,302
Remittances and transfers	152,121	146,507	139,122
Safe deposits	4,321	4,228	4,025
Trust fees	8,195	6,753	5,940
Investment trusts	166,532	144,940	183,164
Agency	9,538	9,368	8,854
Others	238,620	216,270	193,208
Total fee and commission income	1,469,847	1,262,734	1,248,225
Fee and commission expense from:
Remittances and transfers	30,197	28,885	32,604
Others	203,518	194,035	177,158
Total fee and commission expense	233,715	222,920	209,762
Net fee and commission income	¥ 1,236,132	¥ 1,039,814	¥ 1,038,463